Mineral Property Interests (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance at beginning	$ 37,258	$ 36,050
Additions	1,392	1,388
Change in estimate of provision for site reclamation and closure	190	(124)
Currency translation adjustment	232	(56)
Balance at ending	39,072	37,258
Nunavut exploration projects [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance at beginning	18,681	18,725
Additions	0	80
Change in estimate of provision for site reclamation and closure	190	(124)
Currency translation adjustment	0	0
Balance at ending	18,871	18,681
Homestake Ridge mining property [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance at beginning	16,060	16,060
Additions	0	0
Change in estimate of provision for site reclamation and closure	0	0
Currency translation adjustment	0	0
Balance at ending	16,060	16,060
Peruvian exploration projects [member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance at beginning	2,517	1,265
Additions	1,392	1,308
Change in estimate of provision for site reclamation and closure	0	0
Currency translation adjustment	232	(56)
Balance at ending	$ 4,141	$ 2,517